UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:  BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State

Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 02/28/2014

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2014(Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 96.1%
Corporate — 5.5%
New Jersey EDA, RB, AMT:
5.13%, 1/01/39	$1,000	$1,018,120
Continental Airlines, Inc. Project, 5.25%, 9/15/29	3,500	3,411,730
Continental Airlines, Inc. Project, 5.63%, 11/15/30	1,000	999,910
Mandatory Put Bonds, Solid Waste Disposal, Waste Management, Series A, 5.30%, 6/01/15 (a)	2,000	2,022,100
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,552,855
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,083,210
New Jersey American Water Co., Inc. Project, Series D, AMT, 4.88%, 11/01/29	1,000	1,054,360
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,271,950

		12,414,235
County/City/Special District/School District — 12.0%
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/35	1,250	1,286,700
5.00%, 7/01/36	300	308,430
Collingswood School District, GO, Refunding, Board of Education of the Borough of Collingswood, 2.75%, 6/01/30	1,165	960,403
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	735	818,489
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,811,700
County of Union New Jersey, GO, Refunding, County Vocational Technical School, Series C, 3.50%, 3/01/31	1,640	1,592,801
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Covanta Union, Inc., AMT, 4.75%, 12/01/31	1,250	1,276,762
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Union New Jersey Utilities Authority, Refunding RB, Series A (concluded):
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	$2,000	$2,126,680
Essex County Improvement Authority, LRB, Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,203,774
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,026,590
5.25%, 1/01/46	4,900	5,129,565
Middlesex County Improvement Authority, RB, Heldrich Center Hotel, Senior Series A, 5.00%, 1/01/15	195	169,549
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT (AGM), 5.13%, 7/01/42	1,000	1,009,480
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,840,475
New Jersey Health Care Facilities Financing Authority, LRB Greystone Park Psychiatric Hospital Project Series A:
5.00%, 9/15/29	2,000	2,163,980
(AGM), 3.50%, 9/15/31	750	680,910
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 3/01/21	805	932,874
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,644,218

		26,983,380
Education — 14.8%
New Jersey EDA, RB:
Patterson Charter School for Science and Technology, Inc. Project, Series A, 6.00%, 7/01/32	700	712,796
Patterson Charter School for Science and Technology, Inc. Project, Series A, 6.10%, 7/01/44	355	358,195

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey EDA, RB (concluded):
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	$2,000	$2,174,960
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,013,760
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,629,250
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	3,989,287
Georgian Court University, Series D, 5.00%, 7/01/33	500	506,410
Kean University, Series A, 5.25%, 9/01/29	1,705	1,854,187
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,079,130
Ramapo College, Series B, 5.00%, 7/01/42	560	588,006
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,385,037
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	209,029
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	265,814
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (b)	2,500	3,292,700
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,309,792
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,081,020
Series 1A, 5.00%, 12/01/25	85	89,304
Series 1A, 5.00%, 12/01/26	555	583,100
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,617,570
5.00%, 7/01/42	915	963,385
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$2,500	$2,692,275

		33,395,007
Health — 20.8%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,657,026
New Jersey EDA, RB:
1st Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	952,860
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	888,746
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	504,565
New Jersey EDA, Refunding RB:
1st Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,505,610
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	2,003,340
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	560,370
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	465,235
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	811,312
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,113,101
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,870	1,933,954
Robert Wood Johnson University Hospital, Series A, 5.25%, 7/01/35	1,460	1,555,280
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	495	529,655
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,620	3,807,516
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/29	285	308,949

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
AHS Hospital Corp., 6.00%, 7/01/37	$2,985	$3,379,647
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/36 (c)	7,360	2,138,154
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/37 (c)	7,000	1,911,070
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (d)	125	149,012
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,852,972
Holy Name Medical Center, 5.00%, 7/01/25	500	514,465
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,500	1,613,145
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,500	1,560,720
South Jersey Hospital, 5.00%, 7/01/46	3,100	3,121,576
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	2,230	2,411,388
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,185	4,250,035
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,540	1,644,227
St. Barnabas Health, Series A, 5.00%, 7/01/24	1,000	1,091,030
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	460	476,482
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	230	206,050

		46,917,492
Housing — 4.2%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	1,860	1,862,548
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing:
Series AA, 6.50%, 10/01/38	$735	$737,918
Series U, AMT, 4.90%, 10/01/27	1,590	1,620,051
Series U, AMT, 4.95%, 10/01/32	405	410,188
Series X, AMT, 4.85%, 4/01/16	610	621,425
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,780,991
4.38%, 12/01/33	2,515	2,533,762

		9,566,883
State — 20.1%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/24 (c)	10,000	7,137,900
CAB, Series B, 0.00%, 11/01/27 (c)	4,135	2,550,427
Election of 2005, Series A, 5.80%, 11/01/15 (b)	1,640	1,791,930
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,591,035
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (c)	1,675	1,318,208
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,000	2,248,200
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,024,780
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,113,783
School Facilities Construction (AGC), 6.00%, 12/15/18 (b)	330	406,448
School Facilities Construction (AGC), 6.00%, 12/15/34	670	763,143
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,123,671
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	527,810

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	$1,500	$1,674,450
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 3/15/21 (c)	2,000	1,628,400
Cigarette Tax, 5.00%, 6/15/22	1,700	1,922,700
Cigarette Tax, 5.00%, 6/15/29	640	669,126
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/32 (c)	10,000	3,866,200
CAB, Transportation System, Series A, 0.00%, 12/15/38 (c)	12,050	3,153,365
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/34 (c)	4,870	1,624,291
Series B, 5.25%, 6/15/26	1,500	1,679,805
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,177,190
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,072,890
5.25%, 6/15/30	1,110	1,185,402
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,166,350

		45,417,504
Transportation — 16.2%
Delaware River Joint Toll Bridge Commission, Refunding RB, Series A:
3.00%, 7/01/28	1,000	917,060
3.13%, 7/01/30	1,000	884,100
Delaware River Port Authority, RB:
5.00%, 1/01/40	1,500	1,587,150
Series D, 5.00%, 1/01/40	1,875	1,962,769
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	905	923,797
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (e)	$1,510	$1,466,421
Series C (AGM), 5.00%, 1/01/15 (b)	2,500	2,602,150
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	1,000	1,193,820
Series B, 3.50%, 1/01/30	1,000	937,590
Series C (NPFGC), 6.50%, 1/01/16	355	393,684
Series I, 5.00%, 1/01/35	2,500	2,642,300
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (c)	5,500	1,762,365
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	1,380	445,022
Transportation Program, Series AA, 5.25%, 6/15/31	2,000	2,205,460
Transportation System, Series A, 6.00%, 6/15/35	3,185	3,728,648
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,186,440
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,140,210
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,088,320
Special Project, JFK International Air Terminal LLC, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,012,500
Port Authority of New York & New Jersey, Refunding ARB, Consolidated AMT:
147th Series, 4.75%, 4/15/37	4,700	4,737,835
177th Series, 3.50%, 7/15/37	1,000	843,660
177th Series, 4.00%, 1/15/43	1,000	912,050

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated AMT (concluded):
178th Series, 5.00%, 12/01/43	$285	$297,740
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	315,089
5.00%, 11/01/29	295	311,992

		36,498,172
Utilities — 2.5%
North Hudson Sewerage Authority, Refunding RB, Sewerage, Series A (NPFGC), 0.00%, 8/01/21 (c)(d)	5,000	4,253,200
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,358,369
		5,611,569
Total Municipal Bonds — 96.1%		216,804,242

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New Jersey — 5.5%
County/City/Special District/School District — 2.9%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	6,300	6,673,779
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New Jersey (concluded)
Transportation — 2.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	$5,001	$5,344,054
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	514,255

		5,858,309
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 5.5%		12,532,088
Total Long-Term Investments (Cost — $217,021,009) — 101.6%		229,336,330

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	2,423,336	2,423,336
Total Short-Term Securities (Cost — $2,423,336) — 1.1%		2,423,336
Total Investments (Cost — $219,444,345*) — 102.7%		231,759,666
Liabilities in Excess of Other Assets — (2.2)%		1,115,699
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.5%)		(7,232,066)

Net Assets — 100.0%		$225,643,299

*	As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$212,640,132

Gross unrealized appreciation	$ 14,408,105
Gross unrealized depreciation	(2,519,725)

Net unrealized appreciation	$ 11,888,380

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Security is collateralized by municipal or US Treasury obligations.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire June 15, 2019 is $3,886,081.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BIF New Jersey Municipal Money Fund	8,686,142	(6,262,806)	2,423,336	—

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(279)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$34,744,219	$(62,470)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$229,336,330	—	$229,336,330
Short-Term Securities	$2,423,336	—	—	2,423,336

Total	$2,423,336	$229,336,330	—	$231,759,666

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(62,470)	—	—	$(62,470)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	7

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$430,000	—	—	$430,000
Liabilities:
TOB trust certificates	—	$(7,231,154)	—	(7,231,154)

Total	$430,000	$(7,231,154)	—	$(6,801,154)

There were no transfers between levels during the period ended February 28, 2014.

8	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 84.8%
Corporate — 6.9%
County of Bradford Pennsylvania IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,039,450
County of Delaware Pennsylvania IDA, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,709,520
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	3,915,954
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,158,100
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	11,490,184
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	300	310,908
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A AMT:
Amtrak Project, 5.00%, 11/01/41	1,510	1,548,369
Aqua Pennsylvania, Inc. Project, 5.00%, 12/01/34	1,540	1,625,655

		28,798,140
County/City/Special District/School District — 11.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,233,678
5.00%, 5/01/42	5,400	5,066,496
Bristol Township School District, GO, 5.25%, 6/01/43	5,980	6,358,056
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	5,931,849
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 9/01/31	670	624,165
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
County of Lycoming Pennsylvania, GO, Series A (AGM), 4.00%, 8/15/42	$275	$260,920
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	825	848,034
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, 7.00%, 7/01/32	1,950	1,954,114
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,671,525
Falls Township Authority, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,234,519
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	430,924
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	6,600	7,159,416
Philipsburg-Osceola Pennsylvania Area School District, GO (AGM), 5.00%, 4/01/41	1,235	1,259,885
Souderton Area School District, GO (NPFGC), 5.00%, 11/15/22	4,290	4,530,154
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,361,170
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,154,340

		50,079,245
Education — 22.7%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	639,862
5.00%, 8/15/25	765	836,604
5.00%, 8/15/26	760	825,269
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,047,160

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	$6,070	$6,504,126
Villanova University, 5.25%, 12/01/31	600	647,802
East Hempfield Township IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/35	765	740,573
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	2,650	2,746,089
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	2,450	2,279,749
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,671,943
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,468,930
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,527,488
La Salle University, 5.00%, 5/01/37	1,595	1,607,170
La Salle University, 5.00%, 5/01/42	2,655	2,669,656
State System of Higher Education, Series AL, 5.00%, 6/15/35	9,500	10,067,055
Thomas Jefferson University, 4.00%, 3/01/37	755	702,225
Thomas Jefferson University, 5.00%, 3/01/42	630	650,261
Trustees of The University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	12,009,836
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,198,000
Widener University, Series A, 5.25%, 7/15/33	2,420	2,490,277
Widener University, Series A, 5.50%, 7/15/38	365	377,680
Pennsylvania State University, RB:
5.00%, 3/01/40	10,000	10,842,500
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania State University, RB (concluded):
Series A, 5.00%, 8/15/28	$5,045	$5,571,547
Series A, 5.00%, 8/15/29	2,000	2,185,380
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	1,830	1,998,305

		95,305,487
Health — 13.0%
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,766,614
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,298,192
Diakon Lutheran, 6.38%, 1/01/39	3,000	3,199,080
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,502,000
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,763,877
County of Lebanon Pennsylvania Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	1,001,350
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	3,255	3,353,692
County of Montgomery Pennsylvania IDA, RB, ACTS Retirement-Life Community:
Series A, 4.50%, 11/15/36	4,870	4,442,560
Series A-1, 6.25%, 11/15/29	480	533,093
County of Montgomery Pennsylvania IDA, Refunding RB:
ACTS Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,430,345

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
County of Montgomery Pennsylvania IDA, Refunding RB (concluded):
ACTS Retirement-Life Communities, 5.00%, 11/15/28	$895	$918,583
ACTS Retirement-Life Communities, 5.00%, 11/15/29	300	306,873
Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,022,410
Lancaster IDA, Refunding RB:
5.38%, 5/01/28	730	747,732
5.75%, 5/01/35	1,285	1,328,369
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,015,808
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 5/15/40	6,000	6,147,600
Presbyterian Medical Center, 6.65%, 12/01/19 (a)	2,390	2,846,944
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/35	3,590	3,783,680
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A, 6.00%, 6/01/29	3,750	4,258,762

		54,667,564
Housing — 7.4%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities:
Rieder House Project, Series A, 6.10%, 7/01/33	495	497,099
Saligman House Project, Section 8, Series C (HUD), 6.10%, 7/01/33	495	497,099
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	4,120	3,660,249
3.70%, 10/01/42	7,020	6,133,725
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Housing (concluded)
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 92-A, AMT, 4.75%, 4/01/31	$1,860	$1,866,193
Series 96-A, AMT, 4.70%, 10/01/37	5,895	5,896,179
Series 99-A, AMT, 5.15%, 4/01/38	2,295	2,312,442
Series 110-B, 4.75%, 10/01/39	1,785	1,834,766
Series 113, 4.85%, 10/01/37	8,100	8,255,358

		30,953,110
State — 7.0%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,577,218
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 10/01/26	2,800	3,090,080
1st Series, 5.00%, 3/15/29	3,900	4,418,115
2nd Series A, 5.00%, 8/01/24	6,000	6,777,540
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	5,825	6,173,859
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	5,000	5,403,550

		29,440,362
Transportation — 11.7%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	14,371,560
AMT (AGM), 5.00%, 6/15/32	9,500	9,684,205
AMT (AGM), 5.00%, 6/15/37	1,250	1,264,675
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	7,851,075
Pennsylvania Turnpike Commission, RB:
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/37	1,405	1,475,826
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/42	2,185	2,262,961

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Transportation (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Series A (AMBAC), 5.50%, 12/01/31	$1,600	$1,649,120
Sub-Series A, 5.13%, 12/01/26	1,285	1,404,441
Sub-Series A, 6.00%, 12/01/41	1,200	1,307,748
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,376,882
5.00%, 6/01/29	4,155	4,438,537

		49,087,030
Utilities — 4.2%
City of Philadelphia Pennsylvania Gas Works, RB:
9th Series, 5.25%, 8/01/40	3,300	3,390,321
12th Series B (NPFGC), 7.00%, 5/15/20 (a)	1,180	1,413,770
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	1,450	1,541,451
Series C (AGM), 5.00%, 8/01/40	2,650	2,745,559
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement, 5.25%, 12/01/41	2,090	2,231,284
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 6/01/40	1,000	1,028,790
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	980	1,063,212
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	3,944,116

		17,358,503
Total Municipal Bonds in Pennsylvania		355,689,441
Municipal Bonds	Par (000)	Value
Guam — 1.0%
State — 0.5%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	$1,760	$1,865,741
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement, Asset-Backed, 5.63%, 6/01/47	1,750	1,374,695
Utility — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water & Wastewater System, 6.00%, 7/01/25	1,000	1,019,250
Total Municipal Bonds in Guam		4,259,686
Total Municipal Bonds — 85.8%		359,949,127

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Pennsylvania — 22.3%
Education — 3.6%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	9,280	10,174,592
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	4,448	5,034,232

		15,208,824
Health — 11.5%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,200,000
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	7,460	7,789,210
Series A, 5.25%, 6/01/39	5,997	6,262,032
Series A-1, 5.13%, 6/01/41	12,570	13,130,119

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Pennsylvania (concluded)
Health (concluded)
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	$9,380	$9,783,058

		48,164,419
Housing — 1.5%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	6,250	6,110,875
State — 5.7%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	10,797	12,260,743
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	11,000	11,836,220

		24,096,963
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 22.3%		93,581,081
Total Long-Term Investments (Cost — $432,155,251) — 108.1%		453,530,208
Short-Term Securities	Shares	Value
BIF Pennsylvania Municipal Money Fund, 0.00% (c)(d)	7,102,149	$7,102,149
Total Short-Term Securities (Cost — $7,102,149) — 1.7%		7,102,149
Total Investments (Cost — $439,257,400*) — 109.8%		460,632,357
Other Assets Less Liabilities — 1.2%		5,163,697
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.0%)		(46,134,401)

Net Assets — 100.0%		$419,661,653

*	As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$394,109,633
Gross unrealized appreciation	$ 25,033,523

Gross unrealized depreciation	(4,637,444)

Net unrealized appreciation	$ 20,396,079

Notes to Schedule of Investments

(a)	Security is collateralized by municipal or US Treasury obligations.

(b)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	SharesHeld at February 28, 2014	Income
BIF Pennsylvania Municipal Money Fund	8,122,950	(1,020,801)	7,102,149	—

(d)	Represents the current yield as of report date.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	5

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(540)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$67,246,875	$(120,910)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$453,530,208	—	$453,530,208
Short-Term Securities	$7,102,149	—	—	7,102,149

Total	$7,102,149	$453,530,208	—	$460,632,357

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(120,910)	—	—	$(120,910)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$834,000	—	—	$834,000
Liabilities:
TOB trust certificates	—	$(46,126,645)	—	(46,126,645)

Total	$834,000	$(46,126,645)	—	$(45,292,645)

There were no transfers between levels during the period ended February 28, 2014.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 22, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 22, 2014